NATURE OF BUSINESS AND GOING CONCERN (Details)	12 Months Ended
Sep. 30, 2020
Date of Incorporation	Aug. 08, 1997
State of Incorporation	Delaware
UMeLook Limited [Member]
Principal Activities	Holding company of WFOE
Nature of company	Subsidiary
Date of Incorporation	Feb. 23, 2012
State of Incorporation	Hong Kong
Percentage of Interest	100%
UMeZone Adaptive Learning Technology Limited [Member]
Principal Activities	Dormant
Nature of company	Subsidiary
Date of Incorporation	Sep. 07, 2012
State of Incorporation	Hong Kong
Percentage of Interest	100%
UMeLook (Guangzhou) Information Technology Co. Ltd. (WFOE) [Member]
Principal Activities	Holding company
Nature of company	Subsidiary
Date of Incorporation	Oct. 29, 2012
State of Incorporation	China
Percentage of Interest	100%
YouYiXue (Guangzhou) Information Technology Co. Ltd. [Member]
Principal Activities	Dormant
Nature of company	Subsidiary
Date of Incorporation	Apr. 23, 2013
State of Incorporation	China
Percentage of Interest	100%
Guangzhou XinYiXun Network Technology Co. Ltd. [Member]
Principal Activities	Online education
Nature of company	VIE
Date of Incorporation	Jul. 09, 2012
State of Incorporation	China
Percentage of Interest	Contractual arrangements
AlphaRx Canada Limited [Member]
Principal Activities	Dormant
Nature of company	Subsidiary
Date of Incorporation	Sep. 25, 1997
State of Incorporation	Canada
Percentage of Interest	100%